Schedule of Investments (unaudited) September 30, 2021	BlackRock LifePath® Dynamic 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 83.4%
BlackRock Advantage Emerging Markets Fund, Class K	2,278,748	$27,618,419
BlackRock Tactical Opportunities Fund, Class K	1,054,568	15,038,138
Diversified Equity Master Portfolio	$131,415,838	131,415,838
International Tilts Master Portfolio	$40,155,968	40,155,968
iShares Developed Real Estate Index Fund, Class K	1,051,469	11,639,767
iShares MSCI EAFE Small-Cap ETF(b)	222,764	16,575,869

		242,443,999

Fixed-Income Funds — 14.0%
CoreAlpha Bond Master Portfolio	$11,078,257	11,078,257
iShares Core U.S. Aggregate Bond ETF	79,653	9,146,554
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	11,267	1,498,849
iShares TIPS Bond ETF	83,595	10,674,246
Master Total Return Portfolio	$8,143,190	8,143,190

		40,541,096

Security	Shares	Value

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)	1,913,178	$1,914,135
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	4,748,362	4,748,362

		6,662,497

Total Investments — 99.7% (Cost: $225,381,246)		289,647,592

Other Assets Less Liabilities — 0.3%		947,725

Net Assets — 100.0%		$290,595,317

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares/ Investment Value Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$24,589,996	$6,259,815		$(2,291,787)		$54,838	$(994,443)	$27,618,419	2,278,748	$139,380		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	12,820,646	—		(10,904,952	)(a)	(1,559)	—	1,914,135	1,913,178	12,455	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,641,951	3,106,411	(a)	—		—	—	4,748,362	4,748,362	327		—
BlackRock Tactical Opportunities Fund, Class K	13,928,644	782,960		—		—	326,534	15,038,138	1,054,568	—		—
CoreAlpha Bond Master Portfolio	10,280,183	415,579	(a)	—		(14,956)	397,451	11,078,257	$11,078,257	188,559		—
Diversified Equity Master Portfolio	130,367,106	—		(16,036,276	)(a)	23,654,625	(6,569,617)	131,415,838	$131,415,838	960,613		—
International Tilts Master Portfolio	38,908,496	—		(2,143,433	)(a)	4,049,816	(658,911)	40,155,968	$40,155,968	763,367		—
iShares Core U.S. Aggregate Bond ETF	8,931,027	1,215,744		(750,805)		(24,651)	(224,761)	9,146,554	79,653	111,199		—
iShares Developed Real Estate Index Fund, Class K	11,718,788	285,239		(1,812,823)		(34,861)	1,483,424	11,639,767	1,051,469	285,239		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,348,701	194,581		—		—	(44,433)	1,498,849	11,267	22,093		—
iShares MSCI EAFE Small-Cap ETF	16,014,952	—		(895,256)		106,131	1,350,042	16,575,869	222,764	166,219		—
iShares TIPS Bond ETF	9,391,211	2,029,947		(768,962)		4,624	17,426	10,674,246	83,595	331,565		—
Master Total Return Portfolio	7,318,766	741,042	(a)	—		62,685	20,697	8,143,190	$8,143,190	168,219		—

						$27,856,692	$(4,896,591)	$289,647,592		$3,149,235		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	54	10/15/21	$5,515	$60,131
TOPIX Index	6	12/09/21	1,095	5,840
S&P/TSE 60 Index	36	12/16/21	6,799	(197,078)
FTSE 100 Index	10	12/17/21	953	11,536
FTSE/MIB Index	37	12/17/21	5,437	(46,836)
MSCI EAFE Index	39	12/17/21	4,421	(195,518)
Russell 2000 E-Mini Index	32	12/17/21	3,521	(72,168)
S&P 500 E-Mini Index	1	12/17/21	215	(9,273)
10-Year U.S. Treasury Note	48	12/21/21	6,323	(61,760)

				(505,126)

Short Contracts
S&P 500 Micro E-Mini Index	181	12/17/21	3,889	156,498
Ultra U.S. Treasury Bond	28	12/21/21	5,364	134,464
5-Year U.S. Treasury Note	84	12/31/21	10,315	44,355

				335,317

				$(169,809)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	8,228,945	USD	6,494,242	Bank of America N.A.	12/15/21	$2,544
USD	3,285,940	AUD	4,451,909	Morgan Stanley & Co. International PLC	12/15/21	66,373
USD	325,385	CAD	411,000	Bank of America N.A.	12/15/21	899
USD	495,143	EUR	418,000	Morgan Stanley & Co. International PLC	12/15/21	10,236
USD	3,286,980	JPY	362,035,565	Morgan Stanley & Co. International PLC	12/15/21	32,048

						112,100

CAD	455,000	USD	359,661	Morgan Stanley & Co. International PLC	12/15/21	(437)
EUR	8,325,014	USD	9,861,715	Bank of America N.A.	12/15/21	(204,163)
USD	3,251,472	CAD	4,119,960	Morgan Stanley & Co. International PLC	12/15/21	(1,253)

						(205,853)

						$(93,753)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Dynamic 2040 Fund

Fair Value Hierarchy as of Period End (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$70,872,193	$—	$—	$70,872,193
Fixed-Income Funds	21,319,649	—	—	21,319,649
Money Market Funds	6,662,497	—	—	6,662,497

	$98,854,339	$—	$—	98,854,339

Investments Valued at NAV(a)				190,793,253

				$289,647,592

Derivative Financial Instruments(b)
Assets
Equity Contracts	$234,005	$—	$—	$234,005
Foreign Currency Exchange Contracts	—	112,100	—	112,100
Interest Rate Contracts	178,819	—	—	178,819
Liabilities
Equity Contracts	(520,873)	—	—	(520,873)
Foreign Currency Exchange Contracts	—	(205,853)	—	(205,853)
Interest Rate Contracts	(61,760)	—	—	(61,760)

	$(169,809)	$(93,753)	$—	$(263,562)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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